FINANCE LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Current finance lease liabilities	$ 8,030	$ 0
Non-current finance lease liabilities	69,005	$ 0
Finance lease liabilities	$ 77,035
Finance lease term	15 years
Finance lease amortisation period	15 years
PP&E
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 61,400